Reserves - Summary of Statutory Reserves (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of reserves within equity [line items]
Beginning balance	¥ 307,165
Ending balance	309,237	$ 48,913	¥ 307,165
Statutory general reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	281,459	44,519	278,601
Transfer from retained earnings	2,072	328	2,858
Ending balance	283,531	44,847	281,459
General surplus reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	25,706
Ending balance	25,706	4,066	25,706
Capital reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	30,704
Ending balance	¥ 30,704	$ 4,857	¥ 30,704